TYPE:  13F-HR SEQUENCE:  1 DESCRIPTION:  FORM 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON NOVEMBER 13, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON OCTOBER 6, 1999.

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549                        Form 13F
 Report for the Calendar Year or Quarter Ended: September 30, 1998

 Check here if Amendment [X]; Amendment Number: 2

  This Amendment (Check only one.):     [x] is a restatement.
                                        [ ] adds new holdings entries.
 Institutional Investment Manager Filing this Report:
 Name:    Deep Discount Advisors, Inc.
          ---------------------------------------------
 Address: One West Pack Square, Suite 777
          ---------------------------------------------
          Asheville, NC 28801
          ---------------------------------------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
 Name:    Ralph W. Bradshaw
 Title:   Secretary
          Phone:   (828) 274-1863

 Signature, Place, and Date of Signing:
 /s/ Ralph W. Bradshaw    Asheville, NC 28801     November 2, 1999
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
 List of Other Managers Reporting for this Manager:

                                         INVESTMENT DISCRETION  VOTING AUTHORITY
SECURITY          CUSIP MKT VAL QUANTITY SOLE /SHARE/OTHER/MGRS SOLE SHARE NONE
                       (x$1000)
ADAMS EXPRESS Com 00621210 625   27054   Sole                   Sole
AUSTRIA FD    Com 05258710 8108  920072  Sole                   Sole
BLKROCK N AM  Com 09247510 326   32200   Sole                   Sole
BRAZIL FD     Com 10575910 541   43350   Sole                   Sole
BRAZIL EQ FD  Com 10588410 490   122685  Sole                   Sole
CENT EUR EQ   Com 15343610 1059  96300   Sole                   Sole
CENT EUR VLU  Com 15345510 4711  516300  Sole                   Sole
CLEM GL GRWTH Com 18556910 8311  786853  Sole                   Sole
EMERG GERM    Com 29091310 16637 1372150 Sole                   Sole
EMERG MEX     Com 29089110 2243  520300  Sole                   Sole
EMERG MKT     Com 29088710 305   34650   Sole                   Sole
EMER MKTS INF Com 29092110 2648  428000  Sole                   Sole
FST AUST      Com 31865210 4128  695255  Sole                   Sole
FST COMWLTH   Com 31983F10 277   26000   Sole                   Sole
FRANCE GRWTH  Com 35177K10 3938  335211  Sole                   Sole
GAB GL MULMED Com 36239Q10 98    11232   Sole                   Sole
GLOBAL SMALL  Com 37935V10 4184  350563  Sole                   Sole
H&Q LIFE      Com 40405310 2064  189819  Sole                   Sole
HYPER 2005    Com 44891810 89    10100   Sole                   Sole
J F CHINA     Com 47111010 369   76800   Sole                   Sole
LAT AM INVT   Com 51827910 585   75500   Sole                   Sole
LAT AM SML CO Com 51828D10 1828  380000  Sole                   Sole
MEX EQ & INC  Com 59283410 1010  197150  Sole                   Sole
MEXICO FD     Com 59283510 1027  106068  Sole                   Sole
MORG STAN AFR Com 61744410 1092  117300  Sole                   Sole
NEW GERMANY   Com 64446510 449   31668   Sole                   Sole
NEW SOUTH AFR Com 64880R10 1458  204760  Sole                   Sole
PORTUGAL FD   Com 73726510 11463 679300  Sole                   Sole
SCHRODR ASIAN Com 80808410 129   21400   Sole                   Sole
SCUDR NEW EUR Com 81090510 3111  189300  Sole                   Sole
SCUDR SP&PORT Com 81119810 9439  782553  Sole                   Sole
SOUTHRN AFR   Com 84215710 1785  221477  Sole                   Sole
SPAIN         Com 84633010 1312  86800   Sole                   Sole
SWISS HELV    Com 87087510 1103  40305   Sole                   Sole
TAIWAN EQ     Com 87403110 2356  285600  Sole                   Sole
TRI CONTL     Com 89543610 1379  53824   Sole                   Sole
UNITED KINGD  Com 91076610 167   12200   Sole                   Sole

GRAND TOTAL               100844